Transactions with Affiliates	3 Months Ended
Mar. 31, 2015
Transactions with Affiliates [Abstract]
Transactions with Affiliates

Note 7. Transactions with Affiliates

The Company entered into a space sharing agreement for office space in New York, New York with Resource America Inc. commencing in September 2011, which was terminated in the first quarter of 2015.  The Company paid only its proportionate share of the lease rate to a lessor which is an unrelated third party.  The Chairman of the Board of Resource America, Inc. is the father of the Chairman of the Board and the spouse of the former Chief Executive Officer of the Company.  The Chief Executive Officer of Resource America, Inc. is the brother of the Chairman of the Board and the son of the former Chief Executive Officer of the Company.  Rent expense is 50% of the fixed rent, real estate tax payment and the base expense charges.  Rent expense was $21,000 for the three months ended March 31, 2015 and $26,000 for the three months ended March 31, 2014. This agreement was terminated January 31, 2015.

The Company entered into a space sharing agreement for office space in New York, New York with Atlas Energy, L.P. commencing in May 2012, which was terminated in the first quarter of 2015.  As a result of certain transactions, Atlas Energy, L.P. assigned the lease to its successor, Atlas Energy Group, LLC in 2015.  The Company pays only its proportionate share of the lease rate to a lessor which is an unrelated third party.  The Executive Chairman of the Board of the general partner of Atlas Energy Group, LLC and, prior thereto, of the general partner of Atlas Energy, L.P. is the brother of the Chairman of the Board and the son of the former Chief Executive Officer of the Company.  The Chief Executive Officer and President of Atlas Energy Group, LLC and, prior thereto, of the general partner of Atlas Energy, L.P. is the father of the Chairman of the Board and the spouse of the former Chief Executive Officer of the Company.  Rent expense is 50% of the fixed rent, real estate tax payment and the base expense charges.  Rent expense was $9,000 for the three months ended March 31, 2015 and $26,000 for the three months ended March 31, 2014.

The Bank maintains deposits for various affiliated companies totaling approximately $32.8 million and $15.1 million as of March 31, 2015 and December 31, 2014, respectively.

The Bank has entered into lending transactions in the ordinary course of business with directors, executive officers, principal stockholders and affiliates of such persons. All loans were made on substantially the same terms, including interest rate and collateral, as those prevailing at the time for comparable loans with persons not related to the lender. At March 31, 2015, these loans were current as to principal and interest payments and did not involve more than normal risk of collectability.  Loans to these related parties included in Assets held for sale amounted to $27.8 million at March 31, 2015 and $28.1 million at December 31, 2014. Loans to these related parties included in Loans, net of deferred loan fees and costs amounted to $2.6 million at March 31, 2015 and $2.8 million as December 31, 2014.

In addition to these lending transactions, the Bank periodically purchases securities under agreements to resell and engages in other securities transactions as follows. The Company has  executed transactions through J.V.B. Financial Group, LLC, (JVB), a broker dealer in which the Company’s Chairman has a minority interest. The Company’s Chairman also serves as Vice Chairman of Institutional Financial Markets Inc., the parent company of JVB.  The Company purchased securities under agreements to resell through JVB primarily consisting of G.N.M.A. certificates which are full faith and credit obligations of the United States government issued at competitive rates.  JVB was in full compliance with all of the terms of the repurchase agreements at March 31, 2015 and had complied with all terms for all prior repurchase agreements. A total of $46.3 million of such agreements were outstanding at March 31, 2015 and December 31, 2014, respectively.